Contingent Liabilities and Financial Commitments - Summary of Current Status of Litigation Cases (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
British Columbia
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Damages and Health Care Costs Recovery Act 2000
Companies named as Defendants	Imperial Investments Industries RJR Companies Other former Rothmans Group companies All have been served.
Current stage	The defences of Imperial, the UK Companies and the RJR Companies have been filed, and document production and discoveries are ongoing. On 13 February 2017 the province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion. No trial date has been set. The federal government is seeking CAD$5 million jointly from all the defendants in respect of costs.
Damages sought by the provincial government	$ 118,000
Damages sought by the federal government	$ 5
New Brunswick
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Damages and Health Care Costs Recovery Act 2006
Companies named as Defendants	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage	The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. Damages have been calculated by the province in the range of CAD$25-$60 billion from 1954 to 2060. Following a motion to set a trial date, the court has ordered that trial commence on 4 November 2019.
New Brunswick | Bottom of Range
Disclosure of Current Status of Litigation Cases [Line Items]
Damages sought by the provincial government	$ 25,000
New Brunswick | Top of Range
Disclosure of Current Status of Litigation Cases [Line Items]
Damages sought by the provincial government	$ 60,000
Ontario
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants	Imperial the UK Companies and RJR Companies have all been named as defendants and served.
Current stage	This case is at an early case management stage. Imperial, the UK Companies and the RJR Companies have filed defences. The parties completed significant document production in summer of 2017 and discoveries are expected to commence in 2018. The province has stated its claim to be worth CAD$50 billion. No trial date has been set.
Damages sought by the provincial government	$ 50,000
Newfoundland and Labrador
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Health Care Costs Recovery Act 2006
Companies named as Defendants	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.
Current stage	The case is under case management and Imperial, the UK Companies and the RJR Companies have filed defences. Damages have not been quantified by the province. No trial date has been set.
Saskatchewan
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Damages and Health Care Costs Recovery Act 2012
Companies named as Defendants	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.
Current stage	This case is at an early case management stage. Defences were filed by Imperial, the UK Companies and the RJR Companies and the matter will remain in abeyance for the time being. Damages have not been quantified by the province. No trial date has been set.
Manitoba
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Damages Health Care Costs Recovery Act 2006
Companies named as Defendants	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage	This case is at an early case management stage. Defences were filed by Imperial, the UK Companies and the RJR Companies and document production is underway. Damages have not been quantified by the province. No trial date has been set.
Alberta
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Crown’s Right of Recovery Act 2009
Companies named as Defendants	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage	This case is at an early case management stage and Imperial, the UK Companies and the RJR Companies have filed defences. The province has stated its claim to be worth CAD$10 billion. No trial date has been set.
Damages sought by the provincial government	$ 10,000
Quebec
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Related Damages and Health Care Costs Recovery Act 2005
Companies named as Defendants	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.
Current stage	The case is at an early case management stage. Defences of Imperial, the UK Companies and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The province is seeking CAD$60 billion. No trial date has been set.
Damages sought by the provincial government	$ 60,000
Prince Edward Island
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage	This case is at an early case management stage. Defences were filed by Imperial, the UK Companies and the RJR Companies and the next step will be document production, which the parties have deferred for the time being. Damages have not been quantified by the province. No trial date has been set.
Nova Scotia
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought	Tobacco Health Care Costs Recovery Act 2005
Companies named as Defendants	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage	This case is at an early case management stage. Defences were filed by Imperial, the UK Companies and the RJR Companies and the next step will be document production which the parties have deferred for the time being. Damages have not been quantified by the province. No trial date has been set.